Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Contractual Lease Payments for Operating Leases	Total future minimum contractual lease payments for all operating leases are as follows:
Six months ending December 31, 2015	$224,229
2016	288,079
2017	65,361
2018	8,347
2019	657
$586,673
Total future minimum contractual lease payments for all operating leases are as follows: Minimum Lease Commitments:
2015	$374,000
2016	260,000
2017	43,000
$677,000

Schedule of Future Lease Payments Under Capital Leases

Future lease payments under capital leases are as follows:

Six Months Ending December 31, 2015	$171,473
2016	369,796
2017	287,893
2018	15,564
Total payments	844,726
Less: portion representing interest	(56,104)
Principal portion	788,622
Less: current portion	(321,686)
Long-term portion	$466,936

Schedule of Future Maturities of Capital Lease Obligations	Future maturities of capital lease obligations are as follows:
Six Months Ending December 31, 2015	$151,332
2016	341,114
2017	280,709
2018	15,467
$788,622